Variable Interest Entities	12 Months Ended
Mar. 31, 2014
Variable Interest Entities

(4) Variable Interest Entities

Honda considers its involvement with a variable interest entity (VIE) under the FASB Accounting Standards Codification (ASC) 810 “Consolidation”. This standard prescribes that the reporting entity shall consolidate a VIE as its primary beneficiary when it is deemed to have a controlling financial interest in a VIE, meeting both of the following characteristics:

(a)	The power to direct the activities of a VIE that most significantly impact the VIE’s economic performance.

(b)	The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The finance subsidiaries of the Company periodically securitize for liquidity and funding purposes and transfer finance receivables to the trust which is newly established to issue asset-backed securities. The finance subsidiaries of the Company are deemed to have the power to direct the activities of these trusts that most significantly impact the trusts’ economic performance, as they retain servicing rights in all securitizations, and manage delinquencies and defaults of the underlying receivables. Furthermore, the finance subsidiaries of the Company are deemed to have the obligation to absorb losses of these trusts that could potentially be significant to these trusts, as they would absorb the majority of the expected losses of these trusts by retaining certain subordinated interests of these trusts. Therefore, the Company has consolidated these trusts, as it is deemed to have controlling financial interests in these trusts.

The following table presents the balances of the assets and liabilities of consolidated VIEs at March 31, 2013 and 2014.

	Yen (millions)
	2013	2014
Finance subsidiaries-receivables, net	¥713,631	¥872,621
Restricted cash*[1]	20,885	27,468
Other assets	1,545	1,462

Total assets	¥736,061	¥901,551

Secured debt*[2]	¥718,980	¥877,054
Other liabilities	237	249

Total liabilities	¥719,217	¥877,303

*[1]	Restricted cash as collateral for the payment of the related secured debt obligation is included in other current assets and investment and advances-other on the consolidated balance sheets.

*[2]	Secured debt is included in short-term, current portion of long-term and long-term debt on the consolidated balance sheets.

The creditors of these trusts do not have recourse to the finance subsidiaries’ general credit with the exception of representations and warranties customary in the industry provided by the finance subsidiaries to these trusts.

There is no VIE in which Honda holds a significant variable interest but is not the primary beneficiary as of March 31, 2013 and 2014.